Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 4 - Fair Value Measurements

FASB ASC Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. This framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; or

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

A description of the valuation methodologies used for Plan assets measured at fair value is as follows:

Mutual funds/Common stock/Collective trust funds/Money market funds: Valued at the closing price reported on the active market on which the Fund is traded.

Collective trust funds: Collective trust funds that are not valued at the closing price reported on an active market are valued at the net asset value (“NAV”) of the underlying assets owned by the fund, minus its liabilities and then divided by the number of units outstanding. The NAV is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the Plan will sell the investments for an amount materially different than the reported NAV.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Note 4 - Fair Value Measurements-(Continued)

The following table sets forth by level within the fair value hierarchy, the Plan’s assets at fair value as of:

	December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$36,026,800	$-	$-	$36,026,800
Common stock	909,685	-	-	909,685
Money market funds	28,829	-	-	28,829
Collective trust funds	103,770,899	-	-	103,770,899
Total investments measured at fair value	140,736,213	-	-	140,736,213

Investments measured at NAV (a)	-	-	-	8,280,722

Total investments	$140,736,213	$-	$-	$149,016,935

	December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$34,752,173	$-	$-	$34,752,173
Common stock	1,691,481	-	-	1,691,481
Money market funds	58,672	-	-	58,672
Collective trust funds	99,234,342	-	-	99,234,342
Total investments measured at fair value	135,736,668	-	-	135,736,668

Investments measured at NAV (a)	-	-	-	7,533,244

Total investments	$135,736,668	$-	$-	$143,269,912

(a) In accordance with FASB Subtopic 820-10, certain investments that were measured at net asset value per share (or their equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2025:

	Fair Value December 31,
Investment	2025	2024	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Putnam Large Cap Value	$7,259,973	$6,637,244	None	Daily	None
Lazard Emerging Markets Managed Volatility	1,020,749	896,000	None	Daily	None
	$8,280,722	$7,533,244